Semi-Annual Report

August 31, 2001

                                                                 Pilgrim
                                                                 Senior
                                                                 Income
                                                                 Fund














                              [GRAPHIC OF COLUMNS]






                                                              [ING PILGRIM LOGO]

                           Pilgrim Senior Income Fund


                               SEMI-ANNUAL REPORT

                                 August 31, 2001


                                   ----------

                                Table of Contents


            Portfolio Managers' Report ....................     3
            Statistics ....................................     8
            Portfolio of Investments ......................     9
            Statement of Assets and Liabilities ...........    18
            Statement of Operations .......................    20
            Statement of Changes in Net Assets ............    21
            Statement of Cash Flows .......................    22
            Financial Highlights ..........................    23
            Notes to Financial Statements .................    24

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                                        2

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

Dear Shareholders:

Pilgrim Senior Income Fund (the "Fund") invests in a diversified portfolio of non-investment grade senior floating rate loans made primarily to U.S. based corporations. The Fund offered its initial public shares on April 2, 2001. As of August month-end, total assets were $260.0 million. Public shareholders received their first monthly dividend payment on May 1, 2001.

CURRENT LOAN MARKET CONDITIONS

The Fund's semi-annual period cannot be discussed apart from the tragic September 11th terrorist hijacking of four U.S. airliners and the ensuing horrific attacks on New York City's World Trade Center and the Pentagon in Washington D.C. Being an integral part of the close-knit community that is the syndicated bank loan market, we at ING Pilgrim have many friends and colleagues that were both directly and indirectly impacted by these senseless acts of violence against the American people. Our deepest sympathies go out to those who experienced what can only be described as profound loss.

Without question, prior to September 11th, the non-investment grade credit markets were already feeling the combined effects of a swift decelerating economy, stubbornly high default rates and historically weak new transaction flow. Subsequent to the attacks, within the loan market, the resumption of trading was met with only a fraction of the volatility experienced in other markets. During the ensuing two weeks, however, as the price discovery process developed and actual trading activity increased, secondary price indications for virtually all loans continued to weaken, including those for the largest and most liquid issues. The decline in indicative value touched most industry sectors, with pronounced softness across those directly impacted by the attacks, notably travel and leisure, insurance underwriters and those sectors dependent upon the continuation of robust consumer spending. While we have since seen a degree of stabilization in price indications, thus far there has been little improvement from the recent lows.

Across all markets, periods of broad-based weakness translate immediately into lower net asset values. Virtually all loan participation funds experienced some decline in value during the quarter, most of which took place after the attacks. Of paramount importance, however, is the continued resiliency of the senior loan asset class. In the face of a rapidly slowing global economy, an extraordinarily volatile interest rate environment, and most recently, the extreme dislocation caused by the attacks, loans have continued to maintain an attractive yield advantage over many other fixed-income asset classes, with substantially lower volatility. Year-to-date through the end of the third calendar quarter, the total rate of return of the Credit Suisse First Boston ("CSFB") Leveraged Loan Index was approximately 1.61%, versus 0.11% for the JP Morgan High Yield Index. For comparative purposes, the S&P 500 Index declined roughly 21.16%.

                           Pilgrim Senior Income Fund

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PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PERFORMANCE OF THE FUND

For the period from April 2, 2001 (Inception Date) to August 31, 2001, the Class C shares have paid total dividends of $0.39, representing an average annualized distribution rate of 6.29%1. Average 30-day LIBOR for the five-month period ended August 31, 2001 was 3.94%. As shown in the table below, the total return since inception date for each Class of shares has substanially exceeded the Banc of America Securities ("BAS") Leverage Loan Index:

                                      Since Inception             Month Ended             Since Inception
                                  Through August 31, 2001     September 30, 2001     Through September 30, 2001
                                  -----------------------     ------------------     --------------------------
Pilgrim Senior Income Fund
  Class A                                   3.28%(i)                  -.42%                     2.86%(i)
  Class B                                   3.07%(i)                  -.46%                     2.61%(i)
  Class C                                   3.07%(i)                  -.46%                     2.61%(i)
  Class Q                                   3.89%(ii)                 -.42%                     3.47%(ii)
BAS Leveraged Loan Index(iii)               1.30%(i)                 -1.54%                     -.24%(i)

Notes

i.   Inception Date for Classes A, B and C: April 2, 2001
ii.  Inception Date for Class Q: December 15, 2000.
iii. Source: Banc of America Securities LLC. Since inception performance for the Index is shown from April 2, 2001.

We note that the Fund experienced its first negative total return during the month of September; however, the negative total return was only 27% of that experience by the relative index.

Since inception, the Fund has maintained a high level of diversification, an increasingly important performance factor in a challenging credit environment. At the end of the period, the Fund had investments from 102 separate borrowers, which represented 33 distinct industry classifications. The average investment size was approximately $2.4 million (0.9% of total assets). The ten largest holdings in the Fund accounted for only 16.9% of total assets, while the single largest issuer (Allied Waste Industries, Inc.; `Ba3/BB' rated) represented approximatley 2.1% of total assets. The average Moody's credit rating on the underlying investments in the portfolio was Ba3.

The difficult economic landscape notwithstanding, there are currently no defaults in the portfolio. We continue to diligently monitor our exposure to those industry sectors considered at increased risk subsequent to the events of September 11th, namely lodging, gaming and retailing. While our credit exposure to hotel operators is not insignificant (5.7% of total assets as of August 31, 2001), it is diversified across borrowers covering all price/service points (i.e., full service to limited). Further, each of the borrowers are considered adequately capitalized and hold a significant amount of real estate which typically serves as the ultimate collateral backing the loans. While there will be incremental near-term volatility, barring another unfortunate incident, we expect each of these issuers to return to a normal level of profitability and the underlying value of their loans to revert to pre-attack levels.

USE OF LEVERAGE

The Fund utilizes financial leverage to seek to increase the yield to the holders of common shares. As of August 31, 2001, the Fund had $25.0 million of borrowings outstanding under a $100.0 million revolving credit facility. Total leverage, as a percentage of total assets, was 9.6% at August 31, 2001. The average cost of leverage as of August 31, 2001 was 3.9%.

                           Pilgrim Senior Income Fund

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PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

OUTLOOK

It is against an increasingly unpredictable economic and political backdrop that we enter the fourth quarter of 2001 and begin to formulate our strategy for the first half of next year. Even if one was to take a conservative view of the ultimate impact of the attacks, the evidence points to little change for the better over the next few quarters. Nonetheless, regardless of near-term market conditions, we continue to point to the unchanging characteristics that make the loan market appealing to income investors seeking a high relative yield with lower overall volatility. The Fed has guided short-term interest rates to levels not seen since the Kennedy administration. While there may be additional downward pressure, most observers feel as though the reduction cycle has largely run its course. By definition, floating rate loans would provide an increasing yield once the Fed reverses course. Conversely, bond prices generally move in the opposite direction as interest rates, regardless of credit quality. Moreover, the difficult credit environment in which we've been operating over the last several quarters may already be largely factored into loan prices. Although there are exceptions, given time, we believe low absolute borrowing rates are almost sure to foster improved credit conditions and re-kindle new activity. In light of these developments, we believe that secured loan asset class is, at this point in time, reasonably well positioned from a risk/return standpoint.

We thank you for your continued confidence and encourage your questions and comments.


/s/ Jeffrey A. Bakalar                  /s/ Daniel A. Norman

Jeffrey A. Bakalar                      Daniel A. Norman
Senior Vice President                   Senior Vice President
Co-Senior Portfolio Manager             Co-Senior Portfolio Manager

Pilgrim Senior Income Fund
October 18, 2001

1. The distribution rate is calculated by dividing the total distributions declared during the quarter by the Fund's net asset value at the end of the period. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

                           Pilgrim Senior Income Fund

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PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                    Total Returns for the Periods
                                        Ended August 31, 2001
                              -------------------------------------------
                                 Since Inception         Since Inception
                              of Classes A, B and C        of Class Q
                                  April 2, 2001         December 15, 2000
                                  -------------         -----------------
  Class A                              3.28%                    --
  Class B                              3.07%                    --
  Class C                              3.07%                    --
  Class Q                                --                   3.89%
  BAS Leveraged Loan Index             1.30%(A)               2.68%(B)

The table above illustrates the total return of Pilgrim Senior Income Fund against the BAS Leveraged Loan Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charge and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

(A)  Since inception performance for the Index is shown from April 2, 2001.

(B)  Since inception performance for the Index is shown from January 1, 2001.

                              30-Day SEC      Average Annualized
                               Yields(C)     Distribution Rates(D)
                               ---------     ---------------------
                 Class A          6.30%               6.77%
                 Class B          5.89%               6.29%
                 Class C          5.84%               6.29%
                 Class Q          6.32%               6.81%

(C) Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the SEC standardized yield formula for open-end investment companies. If the Investment Manager had not waived certain Fund expenses, the 30-Day SEC yield would have been 6.05% for Class A shares, 5.64% for Class B shares, 5.60% for Class C shares and 6.08% for Class Q shares.

(D) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the period and dividing the resulting average annualized dividend amount by the Fund's average net asset value at the end of the period. Distribution rates are for the period from April 5, 2001 through August 31, 2001 for Classes A, B and C and December 15, 2000 through August 31, 2001 for Class Q.

                           Pilgrim Senior Income Fund

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PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This letter contains statements that may be "forward-looking statements." Actual results could differ materially from those projected in the "forward-looking statements."

The views expressed in this letter reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

Principal Risk Factor(s): Exposure to credit, market and interest rate risk. Fluctuations in the value of the Fund's shares can be expected in response to changes in interest rates. This closed-end interval Fund may invest up to 10% of its total assets in U.S. dollar denominated loans and corporate debt made to borrowers and issuers that are organized or located in countries other than the United States. Investing in non-U.S. entities does pose special risks, including currency fluctuations, economic and political risks not found in investments that are soley domestic.

Index Descriptions:

The S&P 500 Index is a widely recognized index of 500 common stocks.

The Credit Suisse First Boston High Yield Index is an index of high yield bonds rated BB or lower.

The JP Morgan High Yield Index is an index of high yield bonds rated "B1/BB" or lower.

The BAS (Banc of America Securities) Leveraged Loan Index is a market value weighted index intended to track the performance of the leveraged loan market. The index tracks facilities of 150 separate issuers ranging over 30 Moody's industries.

An investor cannot directly invest in an in Index.

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
STATISTICS as of August 31, 2001
--------------------------------------------------------------------------------

                           PORTFOLIO CHARACTERISTICS

         Net Assets                                       $234,449,760
         Assets Invested in Senior Loans                  $244,104,437
         Total Number of Senior Loans                              102
         Average Amount Outstanding per Loan              $  2,393,181
         Total Number of Industries                                 33
         Average Loan Amount per Industry                 $  7,397,104
         Portfolio Turnover Rate (YTD)                             44%
         Weighted Average Days to Interest Rate Reset          38 days
         Average Loan Maturity                               62 months


                     TOP TEN INDUSTRIES AS A PERCENTAGE OF:

                                             NET ASSETS     TOTAL ASSETS
                                             ----------     ------------
      Healthcare, Education and Childcare        7.5%            6.8%
      Beverage, Food and Tobacco                 6.7%            6.0%
      Containers, Packaging and Glass            6.4%            5.8%
      Hotels, Motels and Inns                    6.3%            5.7%
      Printing and Publishing                    6.3%            5.7%
      Radio and TV Broadcasting                  6.0%            5.5%
      Cable Television                           5.9%            5.4%
      Cellular Communications                    5.2%            4.7%
      Chemicals, Plastics and Rubber             5.0%            4.5%
      Retail Stores                              4.0%            3.6%


                    TOP 10 SENIOR LOANS AS A PERCENTAGE OF:

                                         NET ASSETS     TOTAL ASSETS
                                         ----------     ------------
    Allied Waste Industries, Inc.            2.3%            2.1%
    Nextel Finance Corp.                     1.9%            1.8%
    Caremark, Rx                             1.9%            1.8%
    Western Wireless                         1.9%            1.7%
    Broadwing, Inc.                          1.9%            1.7%
    Dresser, Inc.                            1.7%            1.6%
    Citadel Broadcasting                     1.7%            1.6%
    KSL Recreation Group, Inc.               1.7%            1.6%
    American Media, Inc.                     1.7%            1.5%
    Ventas Realty Limited Partnership        1.7%            1.5%

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Senior Loans*

                                                                    Bank Loan
                                                                     Ratings+
                                                                ----------------
Principal Amount    Borrower/Tranche Description                Moody's      S&P        Value
----------------    ----------------------------                -------      ---        -----
 Aerospace and Defense: 3.6%
                    The Aerostructures Corporation:                NR        BB-
     $  1,916,472   Term Loan, maturing May 9, 2003                                  $ 1,903,296
                    Alliant Techsystems:                          Ba2        BB-
        2,992,500   Term Loan, maturing April 20, 2009                                 3,033,958
                    Transdigm, Inc.:                               B1        B+
          280,547   Term Loan, maturing May 31, 2006                                     281,862
          716,953   Term Loan, maturing May 31, 2007                                     720,762
                    United Defense Industries, Inc.                B1        BB-
        2,500,000   Term Loan, maturing August 13, 2009                                2,513,283
                                                                                     -----------
                                                                                       8,453,161
                                                                                     -----------
 Automobile: 1.7%
                    Hayes Lemmerz International, Inc.              B2        B+
        2,000,000   Term Loan, maturing December 15, 2005                              2,007,500
                    Safelite Glass Corp.                           B3        NR
          996,756   Term Loan, maturing September 30, 2007                               944,427
        1,082,570   Term Loan, maturing September 30, 2007                             1,025,735
                                                                                     -----------
                                                                                       3,977,662
                                                                                     -----------
 Beverage, Food and Tobacco: 6.7%
                    Aurora Foods                                   B2         B
        2,966,250   Term Loan, maturing September 30, 2006                             2,903,217
                    Commonwealth Brands Inc.                      Ba3        BB-
        2,000,000   Term Loan, maturing January 20, 2005                               1,993,750
                    Cott Corp.                                    Ba3        BB-
        1,930,000   Term Loan, maturing December 31, 2006                              1,945,681
                    CP Kelco APS                                   B1        B+
        1,875,000   Term Loan, maturing March 28, 2008                                 1,778,124
          625,000   Term Loan, maturing September 28, 2008                               593,229
                    Flower Foods, Inc.                            Ba2       BBB-
        2,500,000   Term Loan, maturing March 26, 2007                                 2,523,125
                    Interstate Bakeries                           Ba1       BBB-
        2,000,000   Term Loan, maturing July 19, 2007                                  2,011,250
                    New World Coffee-Manhattan Bagel, Inc.         B3        B-
        2,000,000   Senior Secured Note, maturing June 15, 2003                        1,905,000
                                                                                     -----------
                                                                                      15,653,376
                                                                                     -----------
 Building and Real Estate: 3.6%
                    Corrections Corporation of America             B3         B
        2,193,983   Term Loan, maturing December 31, 2002                              2,117,194
                    Rodamco North America NV                      Baa3      BBB-
        2,320,408   Term Loan, maturing November 8, 2002                               2,305,905
                    Ventas Realty Limited Partnership              NR        NR
        4,000,000   Term Loan, maturing December 31, 2007                              3,952,500
                                                                                     -----------
                                                                                       8,375,599
                                                                                     -----------

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Bank Loan
                                                                     Ratings+
                                                                ----------------
Principal Amount    Borrower/Tranche Description                Moody's      S&P        Value
----------------    ----------------------------                -------      ---        -----
 Cable Television: 5.9%
                    CC VIII Operating LLC                         Ba3       BB+
     $   3,000,000  Term Loan, maturing February 2, 2008                            $ 2,998,689
                    Century Cable Holdings                        Ba3       BB-
        2,000,000   Term Loan, maturing December 31, 2009                             1,989,250
                    Charter Communications Operating LLC          Ba3       BB+
        3,000,000   Term Loan, maturing March 17, 2008                                2,974,218
                    Insight Midwest LP                            Ba3       BB+
        3,000,000   Term Loan, maturing December 31, 2009                             3,019,125
                    Mediacom Communications                       Ba3       BB+
        2,100,000   Term Loan, maturing September 10, 2010                            2,101,094
          900,000   Term Loan, maturing September 10, 2010                              900,469
                                                                                    -----------
                                                                                     13,982,845
                                                                                    -----------
 Cargo Transport: 1.6%
                    Oshkosh Truck Corp.                           Ba1       BB+
        2,000,000   Term Loan, maturing January 31, 2007                              2,015,416
                    Rail America, Inc.                            Ba3       BB-
        1,285,982   Term Loan, maturing December 31, 2005                             1,261,869
          457,501   Term Loan, maturing December 31, 2006                               459,968
          108,763   Revolving Loan, maturing December 31, 2005                          106,724
                                                                                    -----------
                                                                                      3,843,977
                                                                                    -----------
 Cellular Communications: 5.2%
                    Airgate PCS                                    B2        B-
          175,896   Term Loan Maturing, June 6, 2007                                    174,577
          805,212   Term Loan Maturing, September 30, 2008                              799,173
                    American Cellular Corp.                       Ba3       BB-
        1,010,007   Term Loan, maturing March 31, 2008                                  999,223
        1,154,293   Term Loan, maturing March 31, 2009                                1,141,969
                    Nextel Finance Corp.                          Ba2        B+
        5,000,000   Term Loan, maturing March 31, 2009                                4,552,085
                    Western Wireless                              Ba2        BB
        4,500,000   Term Loan, maturing March 31, 2008                                4,447,499
                                                                                    -----------
                                                                                     12,114,526
                                                                                    -----------
 Chemicals, Plastics and Rubber: 5.0%
                    Equistar Chemicals, LP                        Baa3      BBB
        3,000,000   Term Loan, maturing September 1, 2007                             2,995,500
                    GEO Specialty Chemicals                        B1        B+
        2,000,000   Term Loan, maturing March 25, 2004                                2,009,376
                    Hercules, Inc.                                Ba1        BB
        1,487,746   Term Loan, maturing October 15, 2003                              1,470,544
                    Ineos Group, Ltd.                             Ba3        BB
        2,500,000   Term Loan, maturing June 30, 2009                                 2,493,750
                    Noveon, Inc.                                   B1       BB-
          750,000   Term Loan, maturing August 28, 2008                                 741,680
                    OM Group, Inc.                                Ba3        BB
        2,000,000   Term Loan, maturing April 1, 2007                                 2,006,717
                                                                                    -----------
                                                                                     11,717,567
                                                                                    -----------

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Bank Loan
                                                                     Ratings+
                                                                ----------------
Principal Amount    Borrower/Tranche Description                Moody's      S&P        Value
----------------    ----------------------------                -------      ---        -----
 Containers, Packaging and Glass: 6.4%
                      Greif Bros. Corp.                             Ba3        BB
     $   2,931,946    Term Loan, maturing March 1, 2008                               $2,946,239
                      Norske Skog Canada Ltd.                       Ba1        BB+
         2,000,000    Term Loan, maturing August 14, 2007                              2,012,500
                      Potlatch Corporation                          Baa2      BBB-
         2,000,000    Term Loan, maturing July 9, 2005                                 2,020,834
                      Riverwood International Corp.                  B1        B+
         3,000,000    Term Loan, maturing December 31, 2006                            3,032,814
           120,000    Revolving Loan, maturing December 31, 2006                         117,413
                      Smurfit-Stone Container Corp.                 Ba3        B+
         2,000,000    Term Loan, maturing March 27, 2007                               2,004,306
                      Stone Container Corp.                         Ba3        B+
         1,498,655    Term Loan, maturing December 31, 2006                            1,501,091
         1,490,754    Term Loan, maturing December 31, 2005                            1,495,412
                                                                                      ----------
                                                                                      15,130,609
                                                                                      ----------
 Data and Internet Services: 0.6%
                      Mcleod USA Corp.                               B2         B
         1,805,000    Term Loan, maturing May 30, 2008                                 1,465,270
                                                                                      ----------
                                                                                       1,465,270
                                                                                      ----------
 Diversified/Conglomerate Manufacturing: 3.0%
                      Dresser, Inc.                                 Ba3        BB-
         4,000,000    Term Loan, maturing April 10, 2009                               4,053,500
                      General Cable Corporation                     Ba3        BB+
         1,000,000    Term Loan, maturing May 24, 2007                                   993,333
                      SPX Corporation                               Ba2        BB+
         1,990,000    Term Loan, maturing December 31, 2007                            1,996,715
                                                                                      ----------
                                                                                       7,043,548
                                                                                      ----------
 Diversified/Conglomerate Service: 0.6%
                      Mafco Finance Corp.                            NR        NR
         1,500,000    Term Loan, maturing June 30, 2002                                1,491,563
                                                                                      ----------
                                                                                       1,491,563
                                                                                      ----------
 Ecological: 2.3%
                      Allied Waste Industries, Inc.                 Ba3        BB
         5,467,119    Term Loan, maturing July 12, 2005                                5,362,658
                                                                                      ----------
                                                                                       5,362,658
                                                                                      ----------
 Electronics: 3.4%
                      Acterna, LLC.                                 Ba3        B+
         1,400,836    Term Loan, maturing September 30, 2007                           1,263,088
                      Decision One Corp.                             B3        NR
         3,500,000    Term Loan, maturing April 18, 2005                               2,835,000
                      Seagate Technology, Inc.                      Ba1        BB+
         2,558,572    Term Loan, maturing November 22, 2006                            2,533,306
           426,428    Term Loan, maturing November 22, 2006                              422,216
                      Transaction Network Services, Inc.            Ba3        BB-
           965,000    Term Loan, maturing May 31, 2007                                   965,603
                                                                                      ----------
                                                                                       8,019,213
                                                                                      ----------
 Farming and Agriculture: 1.3%
                      Scotts Company                                Ba3        BB
         2,997,115    Term Loan, maturing December 31, 2007                            3,019,595
                                                                                      ----------
                                                                                       3,019,594
                                                                                      ----------

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Bank Loan
                                                                     Ratings+
                                                                ----------------
Principal Amount    Borrower/Tranche Description                Moody's      S&P        Value
----------------    ----------------------------                -------      ---        -----
 Finance: 2.0%
                    Rent-A-Center, Inc.                          Ba2       BB-
     $  1,394,220   Term Loan, maturing January 31, 2006                           $ 1,383,763
        1,706,364   Term Loan, maturing January 31, 2007                             1,693,566
                    Value Asset Management, Inc.                  NR        NR
        1,529,412   Term Loan, maturing April 28, 2003                               1,525,588
                                                                                   -----------
                                                                                     4,602,917
                                                                                   -----------
 Gaming: 3.7%
                    Alliance Gaming Corporation                   B1        B+
        2,000,000   Term Loan, maturing December 31, 2006                            2,006,250
                    Argosy Gaming                                Ba2        BB
        3,500,000   Term Loan, maturing July 31, 2007                                3,536,096
                    Mandalay Resort Group                        Ba1       BB+
        3,000,000   Term Loan, maturing August 21, 2006                              2,985,000
                                                                                   -----------
                                                                                     8,527,346
                                                                                   -----------
 Grocery: 1.3%
                    Winn Dixie Stores, Inc.                      Baa3      BBB
        2,992,500   Term Loan, maturing March 29, 2007                               3,015,880
                                                                                   -----------
                                                                                     3,015,880
                                                                                   -----------
 Healthcare, Education and Childcare: 7.5%
                    Advance PCS                                  Ba3        BB
          637,969   Term Loan, maturing October 2, 2007                                642,355
                    Alliance Imaging, Inc.                        B1        B+
        1,064,886   Term Loan, maturing November 2, 2006                             1,046,250
                    Caremark, Rx                                 Ba3        BB
        4,488,750   Term Loan, maturing March 15, 2006                               4,532,704
                    Charles River Laboratories                   Ba3       BB-
        1,900,000   Term Loan, maturing September 1, 2007                            1,905,345
                    Community Health Systems, Inc.                B2        B
        1,250,000   Term Loan, maturing December 31, 2003                            1,256,641
        1,250,000   Term Loan, maturing December 31, 2004                            1,257,715
                    HCA-The Healthcare Company                   Ba1       BB+
        1,500,000   Term Loan, maturing May 30, 2006                                 1,481,720
                    Kinetic Concepts Inc.                        Ba3        B-
        2,000,000   Term Loan, maturing March 31, 2006                               1,995,626
                    Magellan Health Services                      B1        B+
          715,718   Term Loan, maturing February 28, 2005                              716,880
          715,718   Term Loan, maturing February 28, 2006                              716,881
                    Triad Hospitals, Inc.                        Ba3        B+
        2,000,000   Term Loan, maturing October 27, 2008                             2,023,125
                                                                                   -----------
                                                                                    17,575,242
                                                                                   -----------

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Bank Loan
                                                                     Ratings+
                                                                ----------------
Principal Amount    Borrower/Tranche Description                Moody's      S&P        Value
----------------    ----------------------------                -------      ---        -----
 Hotels, Motels and Inns: 6.3%
                    Extended Stay America, Inc.                  Ba3        BB-
$   2,000,000       Term Loan, maturing July 30, 2007                               $ 2,007,250
                    Host Marriott Corp.                          Ba2        BB
        2,000,000   Term Loan, maturing August 5, 2003                                1,996,250
                    KSL Recreation Group, Inc.                   Ba3        B+
        3,333,333   Term Loan, maturing December 21, 2006                             3,351,043
          329,897   Term Loan, maturing April 30, 2005                                  329,141
          329,897   Term Loan, maturing April 30, 2006                                  329,416
                    Meristar Hospitality Corp.                   Ba1        BB-
        1,662,000   Term Loan, maturing July 31, 2002                                 1,662,000
                    Meristar Investment Partners L.P.            Ba3        B+
        2,487,435   Term Loan, maturing March 31, 2004                                2,487,435
                    Wyndham International, Inc.                   B1        B+
        1,500,000   Term Loan, maturing June 30, 2006                                 1,464,063
        1,239,870   Term Loan, maturing June 30, 2004                                 1,221,962
                                                                                    -----------
                                                                                     14,848,560
                                                                                    -----------
 Insurance: 0.4%
                    White Mountains                              Baa2      BBB+
        1,000,000   Term Loan, maturing March 31, 2007                                  998,750
                                                                                    -----------
                                                                                        998,750
                                                                                    -----------
 Leisure, Amusement, Entertainment: 2.9%
                    Edwards Megaplex Holdings, Inc.               NR        NR
        1,440,281   Term Loan, maturing December 26, 2005                             1,404,274
                    Metro-Goldwyn-Mayer                          Ba3        BB-
        1,500,000   Term Loan, maturing March 31, 2005                                1,477,500
        1,500,000   Term Loan, maturing March 31, 2006                                1,497,000
                    United Artists Theater Co                     B3        B-
        2,493,750   Term Loan, maturing January 24, 2005                              2,415,042
                                                                                    -----------
                                                                                      6,793,816
                                                                                    -----------
 Machinery: 1.0%
                    Alliance Laundry Systems LLC                  B1         B
        2,490,605   Term Loan, maturing May 1, 2005                                   2,291,357
                                                                                    -----------
                                                                                      2,291,357
                                                                                    -----------
 Oil and Gas: 1.5%
                    PMC Company                                  Ba1        BB+
        2,000,000   Term Loan, maturing May 1, 2006                                   2,010,000
                    W-H Energy Services, Inc.                     B1         B
        1,496,250   Term Loan, matuing April 16, 2007                                 1,499,991
                                                                                    -----------
                                                                                      3,509,991
                                                                                    -----------
 Other Telecommunications: 1.9%
                    Broadwing, Inc.                              Ba1        BB+
        4,500,000   Term Loan, maturing November 9, 2004                              4,384,688
                                                                                    -----------
                                                                                      4,384,688
                                                                                    -----------
 Personal and Nondurable Consumer Products: 1.1%
                    Playtex Products                             Ba2        BB-
        2,495,625   Term Loan, maturing May 23, 2009                                  2,521,829
                                                                                    -----------
                                                                                      2,521,829
                                                                                    -----------

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Bank Loan
                                                                     Ratings+
                                                                ----------------
Principal Amount    Borrower/Tranche Description                Moody's      S&P        Value
----------------    ----------------------------                -------      ---        -----
 Personal, Food and Miscellaneous: 0.8%
                    SC International Services                    Baa1      BBB-
     $    145,132   Term Loan, maturing March 1, 2007                               $   145,132
        1,849,698   Term Loan, maturing March 1, 2007                                 1,849,698
                                                                                    -----------
                                                                                      1,994,830
                                                                                    -----------
 Printing and Publishing: 6.3%
                    Adams Outdoor Advertising Ltd.                B1        B+
        2,000,000   Term Loan, maturing February 8, 2008                              2,002,000
                    Advanstar Communications                     Ba3        B+
        1,000,000   Term Loan, maturing October 11, 2007                              1,000,000
        2,000,000   Term Loan, maturing April 11, 2007                                1,977,500
                    American Media, Inc.                         Ba3        B+
          744,334   Term Loan, maturing April 1, 2006                                   746,505
        3,204,090   Term Loan, maturing April 1, 2007                                 3,223,616
                    Lamar Advertising Company                    Ba2        BB-
        2,000,000   Term Loan, maturing March 1, 2006                                 1,980,834
                    Mail-Well Corp.                              Ba3        BB
        1,818,450   Term Loan, maturing February 22, 2007                             1,743,061
                    Transwestern Publishing Company, LP          Ba3        B+
        2,000,000   Term Loan, maturing June 30, 2007                                 2,019,166
                                                                                    -----------
                                                                                     14,692,682
                                                                                    -----------
 Radio and TV Broadcasting: 6.0%
                    Citadel Broadcasting                         Ba3        B+
        4,000,000   Term Loan, maturing April 2, 2009                                 4,025,624
                    Emmis Communications Corp.                   Ba2        B+
        1,949,027   Term Loan, maturing August 30, 2009                               1,956,509
        1,660,220   Term Loan, maturing February 28, 2009                             1,645,693
                    Sinclair Broadcasting Group                  Ba2        BB-
        2,000,000   Term Loan, maturing December 31, 2009                             2,017,500
                    Susquehanna Media Company                    Ba1        BB-
        2,500,000   Term Loan, maturing June 30, 2008                                 2,515,625
                    Telemundo Group, Inc.                         B1        B+
        2,000,000   Term Loan, maturing June 1, 2008                                  2,009,500
                                                                                    -----------
                                                                                     14,170,451
                                                                                    -----------
 Retail Stores: 4.0%
                    Advance Stores Company                       Ba1        B+
        2,364,212   Term Loan, maturing April 15, 2006                                2,334,660
                    CSK Auto, Inc.                                B1        BB-
        1,082,849   Term Loan, maturing October 31, 2003                                985,392
        1,244,939   Term Loan, maturing October 31, 2003                              1,132,895
                    Murray's Discount Auto Stores, Inc.           NR        NR
        1,953,869   Term Loan, maturing June 30, 2003                                 1,909,872
                    Rite Aid Funding LLC                          B1         B
        3,000,000   Term Loan, maturing July 31, 2005                                 3,001,875
                                                                                    -----------
                                                                                      9,364,694
                                                                                    -----------
 Satellite: 1.7%
                    Pegasus Media & Communications                B1        B+
        3,974,987   Term Loan, maturing April 30, 2005                                3,938,572
                                                                                    -----------
                                                                                      3,938,572
                                                                                    -----------

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Bank Loan
                                                                     Ratings+
                                                                ----------------
Principal Amount    Borrower/Tranche Description                Moody's      S&P        Value
----------------    ----------------------------                -------      ---        -----
 Telecommunication Equipment: 3.3%
                    American Tower LP                              Ba3      BB-
     $  4,000,000   Term Loan, maturing June 30, 2007                              $  3,905,624
                    Crown Castle International                     Ba3      BB-
        3,400,000   Term Loan, maturing March 18, 2008                                3,393,836
                    Spectrasite Communications                      B1       B
          500,000   Term Loan, maturing February 22, 2008                               460,875
                                                                                   ------------
                                                                                      7,760,335
                                                                                   ------------
 Textiles and Leather: 1.5%
                    Targus Group International                     Ba3      BB-
        2,493,719   Term Loan, maturing December 20, 2006                             2,450,079
                    William Carter Company                         Ba3      BB-
        1,000,000   Term Loan, maturing August 15, 2008                               1,011,250
                                                                                   ------------
                                                                                      3,461,329
                                                                                   ------------
                    Total Senior Loans -- 104.1%
                    (Cost $243,744,441)                                             244,104,437
                                                                                   ------------
 Other Corporate Debt
 Finance: 0.8%
                    Value Asset Management, Inc.                   NR       NR
        2,000,000   Senior Sub. Bridge, maturing August 31, 2005                      1,995,000
                                                                                   ------------
                    Total Other Corporate Debt -- 0.8%
                    (Cost $1,990,000)                                                 1,995,000
                                                                                   ------------

Common Stock
  Shares                                                                             Value
  ------                                                                             -----
                Automobile: 0.3%
      99,495    Safelite Glass Corp.@(R)                                                671,591
                                                                                  -------------
                Building and Real Estate
       6,716    Safelite Realty@(R)                                                          --
                                                                                  -------------
                Total Common Stock -- 0.3%
                (Cost $0.0)                                                             671,591
                                                                                  -------------
                Total Long Term Investments
                (cost $245,734,441)(1)                                              246,771,028
                                                                                  -------------
 Short-Term Investments
                Commercial Paper: 4.3%
                $10,004,000 Edison Asset Securities
                3.68% due 09/04/2001                                                 10,000,932
                                                                                  -------------
                Total Short-Term Investments
                (Cost $10,000,932)                                                   10,000,932
                                                                                  -------------
 Total Investments in Securities (Cost                              109.5%        $ 256,771,960
$255,735,373)(1)
 Liabilities in Excess of Cash and Other Assets, net                 -9.5%          (22,322,200)
                                                                   ------         -------------
 Net Assets                                                         100.0%        $ 234,449,760
                                                                   ======         =============

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2001
--------------------------------------------------------------------------------

----------

@    Non-income producing security.
(R)  Restricted security.
* Senior loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
NR   Not Rated
+ Bank Loans rated below Baa by Moody's Investors Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(1) For federal income tax purposes, which is the same for financial reporting purposes, cost of investments (excluding short-term investments) is $245,734,441 and net unrealized appreciation consists of the following:

                 Gross Unrealized Appreciation      $  2,446,677
                 Gross Unrealized Depreciation        (1,410,090)
                                                    ------------
                 Net Unrealized Appreciation        $  1,036,587
                                                    ============

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at market value
  (cost $245,734,441)                                             $ 246,771,028
Short-term investments at amortized cost                             10,000,932
Cash                                                                    217,718
Receivables:
  Fund shares sold                                                      799,006
  Interest                                                            1,464,865
  Other                                                                   4,223
Reimbursement due from Manager                                          233,952
Prepaid offering costs                                                  397,370
Prepaid expenses                                                          9,318
Prepaid arrangement fees on notes payable                               126,085
                                                                  -------------
       Total assets                                                 260,024,497
                                                                  -------------
LIABILITIES:
Notes payable                                                        25,000,000
Accrued interest payable                                                 65,584
Accrued dividends payable                                                45,552
Deferred arrangement fees                                                40,546
Other accrued expenses and liabilities                                  122,020
Payable to affiliates                                                   301,035
                                                                  -------------
       Total liabilities                                             25,574,737
                                                                  -------------
NET ASSETS                                                        $ 234,449,760
                                                                  =============
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $ 234,629,096
  Distributions in excess of net investment income                     (197,152)
  Accumulated net realized loss on investments                       (1,018,771)
  Net unrealized appreciation of investments                          1,036,587
                                                                  -------------
  Net assets                                                      $ 234,449,760
                                                                  =============

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Class A:
  Net assets                                                     $     1,128,055
  Shares authorized                                                    unlimited
  Par value                                                      $          0.01
  Shares outstanding                                                      74,856
  Net asset value and redemption price per share                 $         15.07
Class B:
  Net assets                                                     $     8,785,220
  Shares authorized                                                    unlimited
  Par value                                                      $          0.01
  Shares outstanding                                                     582,967
  Net asset value and redemption price per share                 $         15.07
Class C:
  Net assets                                                     $    13,671,472
  Shares authorized                                                    unlimited
  Par value                                                      $          0.01
  Shares outstanding                                                     907,163
  Net asset value and redemption price per share                 $         15.07
Class Q:
  Net assets                                                     $   210,865,013
  Shares authorized                                                    unlimited
  Par value                                                      $          0.01
  Shares outstanding                                                  14,013,002
  Net asset value and redemption price per share                 $         15.05

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                            $ 7,802,872
Arrangement fees earned                                                 213,090
Other                                                                    35,855
                                                                    -----------
       Total investment income                                        8,051,817
                                                                    -----------
EXPENSES:
Investment management fees                                              824,791
Administrative fees                                                     103,167
Distribution and service fees:
  Class A                                                                    --
  Class B                                                                14,671
  Class C                                                                15,481
  Class Q                                                                    --
Transfer agent fees                                                     125,766
Shareholder servicing fees                                              248,437
Shareholder reporting fees                                               30,735
Offering costs                                                           87,375
Interest                                                                 78,676
Recordkeeping and pricing fees                                           20,419
Professional fees                                                        47,484
Custody fees                                                             25,206
Directors' fees                                                           4,610
Organizational expense                                                   44,300
Miscellaneous fees                                                       28,109
Revolving credit facility fees                                            5,005
                                                                    -----------
       Total expenses                                                 1,704,232
                                                                    -----------
Less:
  Waived and reimbursed fees                                            233,952
                                                                    -----------
       Net expenses                                                   1,470,280
                                                                    -----------
Net investment income                                                 6,581,537
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized (loss) on investments                                   (1,073,129)
Net change in unrealized appreciation of investments                    813,506
                                                                    -----------
  Net realized and unrealized loss on investments                      (259,623)
                                                                    -----------
Increase in net assets resulting from operations                    $ 6,321,914
                                                                    ===========

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended            Period
                                                   August 31,          Ended
                                                      2001          February 28,
                                                   (Unaudited)        2001(1)
                                                  -------------    -------------
Increase in net assets from operations:
Net investment income                             $   6,581,537    $     818,690
Net realized gain (loss) on investments              (1,073,129)          54,358
Net change in unrealized appreciation of
 investments                                            813,506          223,081
                                                  -------------    -------------
Net increase in net assets resulting from
 operations                                           6,321,914        1,096,129
                                                  -------------    -------------
Distributions to shareholders:
Net investment income
  Class A                                               (12,800)              --
  Class B                                              (115,894)              --
  Class C                                              (180,768)              --
  Class Q                                            (7,287,917)              --
Net realized gain from investments
  -- Class Q                                            (54,347)              --
                                                  -------------    -------------
Total distributions                                  (7,651,726)              --
                                                  -------------    -------------
Capital Share Transactions:
Net proceeds from sale of shares                    137,517,451       93,000,000
Shares resulting from dividend reinvestments          7,541,166               --
                                                  -------------    -------------
                                                    145,058,617       93,000,000
Cost of shares repurchased                           (3,375,174)              --
                                                  -------------    -------------
Net increase in net assets resulting from
 capital share transactions                         141,683,443       93,000,000
                                                  -------------    -------------
Net increase in net assets                          140,353,631       93,000,000
                                                  -------------    -------------
NET ASSETS:
  Beginning of period                                94,096,129               --
                                                  -------------    -------------
  End of period                                   $ 234,449,760    $  94,096,129
                                                  =============    =============
Undistributed (overdistributed) net
 investment income at end of period               $    (197,152)   $     818,690
                                                  =============    =============

(1)  Fund commenced operations December 15, 2000.

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the Six Month Ended August 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
  Interest received                                               $   6,841,551
  Facility fees paid                                                   (131,091)
  Arrangement fee received                                              224,927
  Other income received                                                 216,229
  Interest paid                                                         (13,092)
  Other operating expenses paid                                      (1,719,848)
  Purchases of portfolio securities                                (246,214,632)
  Proceeds from disposition of portfolio securities                  81,927,610
                                                                  -------------
       Net cash used in operating activities                       (158,868,346)
                                                                  -------------
Cash Flows From Financing Activities:
  Dividends paid                                                        (56,213)
  Proceeds from capital shares sold                                 137,517,451
  Disbursements for capital shares repurchased                       (3,375,174)
  Loan advance                                                       25,000,000
                                                                  -------------
       Net cash provided by financing activities                    159,086,064
                                                                  -------------
Net increase in cash                                                    217,718
Cash at beginning of period                                                  --
                                                                  -------------
Cash at end of period                                             $     217,718
                                                                  =============
Reconciliation of Net Increase In Net Assets Resulting From
 Operations To Net Cash Used for Operating Activities:
Net increase in net assets resulting from operations                  6,321,914
                                                                  -------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
   Increase in investments in securities                           (163,221,698)
   Increase in receivable for fund shares sold                         (799,006)
   Increase in interest receivable                                     (961,312)
   Increase in other assets                                              (1,084)
   Increase in prepaid arrangement fees on notes payable               (126,085)
   Increase in prepaid expenses and prepaid offering costs             (406,688)
   Increase in deferred arrangement fees                                 11,837
   Increase in accrued interest payable                                  65,584
   Increase in accrued dividends payable                                 45,552
   Increase in payable to affiliates                                    242,991
   Decrease in other accrued expenses and liabilities                   (40,351)
                                                                  -------------
   Total adjustments                                               (165,190,260)
                                                                  -------------
       Net cash used in operating activities                       (158,868,346)
                                                                  =============

                 See Accompanying Notes to Financial Statements

PILGRIM SENIOR INCOME FUND (UNAUDITED)                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                                   Class A        Class B       Class C
                                                                                   -------        -------       -------
                                                                                    Period         Period       Period
                                                                                    Ended          Ended        Ended
                                                                                  August 31,     August 31,    August 31,
                                                                                   2001(1)        2001(1)       2001(1)
                                                                                   -------        -------       -------
Per Share Operating Performance:
 Net asset value, beginning of period                                     $         15.00          15.00         15.00
 Income from investment operations:
 Net investment income                                                    $          0.42           0.40          0.40
 Net realized and unrealized gain (loss) on investments                   $          0.07           0.06          0.06
 Total from investment operations                                         $          0.49           0.46          0.46
 Less distributions from:
 Net investment income                                                    $          0.42           0.39          0.39
 Net asset value, end of period                                           $         15.07          15.07         15.07
 Total Return(3)                                                          %          3.28           3.07          3.07
Ratios/Supplemental Data:
 Net assets, end of period (000's)                                        $         1,128          8,785        13,672
 Ratios to average net assets:
 Net expenses after expense reimbursement (recoupment)(4)(5)              %          1.33           1.83          1.83
 Gross expenses prior to expense reimbursement (recoupment)(4)            %          1.60           2.11          2.11
 Net investment income after expense reimbursement (recoupment)(4)(5)     %          6.57           6.06          6.01
 Portfolio turnover rate                                                  %            44             44            44
 Shares outstanding at end of period (000)                                             75            583           907

                                                                                                Class Q(6)
                                                                                   ----------------------------------
                                                                                    Six Months
                                                                                       Ended             Period Ended
                                                                                 August 31, 2001     February 28, 2001(2)
                                                                                 ---------------     --------------------
Per Share Operating Performance:
 Net asset value, beginning of period                                     $             15.30                15.02
 Income from investment operations:
 Net investment income                                                    $              0.42                 0.14
 Net realized and unrealized gain (loss) on investments                   $             (0.15)                0.14
 Total from investment operations                                         $              0.27                 0.28
 Less distributions from:
 Net investment income                                                    $              0.52                   --
 Net asset value, end of period                                           $             15.05                15.30
 Total Return(3)                                                          %              2.15                 1.80
Ratios/Supplemental Data:
 Net assets, end of period (000's)                                        $           210,865               94,096
 Ratios to average net assets:
 Net expenses after expense reimbursement (recoupment)(4)(5)              %              1.34                 1.85
 Gross expenses prior to expense reimbursement (recoupment)(4)            %              1.56                 1.85
 Net investment income after expense reimbursement (recoupment)(4)(5)     %              6.45                 7.00
 Portfolio turnover rate                                                  %                44                   11
 Shares outstanding at end of period (000)                                             14,013                6,152


----------
(1)  Classes A, B and C commenced offering of shares on April 2, 2001.
(2)  Class Q commenced operations on December 15, 2000.
(3)  Total returns are not annualized for periods of less than one year.
(4)  Annualized for periods less than one year.
(5) The investment manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses.
(6) Effective March 30, 2001, the Management of the Fund effectuated a reverse stock split of 0.6656 of a Share for one Share. Prior period amounts have been restated to reflect the reverse stock split.

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2001
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Pilgrim  Senior  Income  Fund  (the  "Fund"),  a  Delaware  business  trust,  is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a continuously-offered, diversified, closed-end, investment management company. During the period December 15, 2000 through March 30, 2001, the Fund issued 19,933,953 Class Q shares to Lion Connecticut Holdings, Inc., the parent company of the Fund's manager, ING Pilgrim Investments, LLC (the "Investment Manager") in exchange for $200,000,000. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B, Class C and Class Q shares to the public. All classes of shares are sold without sales load. Class A shares are available only upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain Pilgrim Funds. Class B common shares are subject to an early withdrawal charge ("EWC") of up to 3.0% over the five-year period after purchase and Class C Common shares are subject to an EWC of 1% during the first year after purchase. The Fund invests at least 80% of its assets in senior loans which are exempt from registration under the Securities Act of 1933 (the "'33 Act") but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (LIBOR) and other short term rates.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America.

A. Senior Loan and Other Security Valuation. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a "proxy" for changes in value. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the "proxy" procedure described above. It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the "proxy" procedure described above.

     The Investment Manager may believe that the price for a loan derived from market quotations or the "proxy" procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Fund's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2001
--------------------------------------------------------------------------------

     of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects;
     (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Short-term investments are carried at amortized cost.

B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions and Revenue Recognition. Loans are booked on a settlement basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are determined by the effective yield method over the shorter of four years or the actual term of the loan. Arrangement fees on revolving credit facilities, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-date. The Fund declares and goes ex-dividend daily and pays dividends monthly for net investment income. Distributions from capital gains, if any, are declared on an annual basis. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles for items such as the treatment of short term capital gains. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and/or realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

E. Organization Expenses and Offering Costs. Costs incurred with the organization of the Fund were expensed as incurred. Costs incurred with the offering of shares of the Fund are deferred and amortized over a twelve-month period on a straight-line basis.

F. Use of Estimates. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2001
--------------------------------------------------------------------------------

NOTE 2 -- INVESTMENTS

For the six months ended August 31, 2001, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $246,214,632 and $81,927,610 respectively. At August 31, 2001, the Fund held senior loans valued at $244,104,437 representing 95.1% of its total investments. The market value of these assets is established as set forth in Note 1.

The senior loans acquired by the Fund may take the form of a direct co-lending relationship with the corporate issuer, an assignment of a co-lender's interest in a loan, or a participation interest in a co-lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Fund acquires a participation in a co-lender's interest in a loan and the Fund does not have privity with or direct recourse against the corporate issuer. Accordingly, the Fund may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the co-lender from which the participation was acquired.

Shares of common stock held in the portfolio were acquired in conjunction with senior loans held by the Fund. These shares are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the stock. These restricted securities are valued at fair value as determined by the Board of Trustees by considering quality, dividend rate, and marketability of the securities compared to similar issues. In order to assist in the determination of fair value, the Fund will obtain quotes from dealers who periodically trade in such securities where such quotes are availiable. Dates of acquisition and cost or assigned basis of restricted securities are as follows:



                                                                       Date of          Cost or
                                                                     Acquisition     Assigned Basis
                                                                    -------------   ---------------
Safelite Glass Corp. -- Common                                        4/30/01            $ --
Safelite Realty -- Common                                             4/30/01              --
                                                                                         ----
Total restricted securities excluding senior loans (market value
 of $671,591 was 0.29% of net assets at August 31 2001)                                  $ --
                                                                                         ====

NOTE 3 -- MANAGEMENT AND ADMINISTRATIVE SERVICES AGREEMENT

The Fund has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Pilgrim Group, LLC ("Pilgrim Group"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares) ("Managed Assets").

The Fund has also entered into an Administration Agreement with Pilgrim Group (the "Administrator") to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2001
--------------------------------------------------------------------------------

NOTE 4 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Pilgrim Securities Inc. (the "Distributor"), is reimbursed or compensated (depending on the class of shares) by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following annual rates:

              Class A       Class B        Class C        Class Q
              -------       -------        -------        -------
               0.25%         0.75%          0.75%          0.25%

During the six months ended August 31, 2001, the Distributer waived 0.25% of the Service Fee on Class B only.

NOTE 5 -- EXPENSE LIMITATIONS

The  Investment  Manager has  voluntarily  agreed to limit  expenses,  excluding
interest,    taxes,    brokerage   commissions,    leverage   expenses,    other
investment-related costs and extraordinary expenses to the following:

     Class A -- 0.90% of Managed Assets plus 0.45% of average daily net assets Class B -- 0.90% of Managed Assets plus 0.95% of average daily net assets Class C -- 0.90% of Managed Assets plus 0.95% of average daily net assets Class Q -- 0.90% of Managed Assets plus 0.45% of average daily net assets

NOTE 6 -- COMMITMENTS

The Fund has entered into a five-year revolving credit agreement, collaterialized by assets of the Fund, to borrow up to $100 million maturing June 13, 2006. Borrowing rates under this agreement are based on a Commercial Paper Pass through rate plus 0.40% on the funded portion. An unused commitment fee of 0.10% is charged on the unused portion of the facility. The amount of borrowings outstanding at August 31, 2001 was $25 million at an interest rate of 4.08%. The amount of borrowings represented 9.6% of net assets plus borrowings at August 31, 2001. Average borrowings for the period ended August 31, 2001 were $15,937,500 and the average annualized interest rate was 5.63%.

NOTE 7 -- SENIOR LOAN PARTICIPATION COMMITMENTS

At August 31, 2001, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:


Airgate PCS                  $1,018,892     Rail America, Inc.        $  326,289
Meristar Hospitality Corp.    1,338,000     Riverwood International      880,000
                                                                      ----------
                                                                      $3,563,181
                                                                      ==========

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2001
--------------------------------------------------------------------------------

NOTE 8 -- AFFILIATED TRANSACTIONS

During the six months ending August 31, 2001, the Fund purchased and sold holdings in senior loans from/to affiliated funds managed by the Investment Manager at prices determined by the Investment Manager to represent market prices. The cost of purchased loans was $55,394,892 and the proceeds and cost of sold loans were $12,932,198 and $12,981,500, respectively, excluding any benefit to the Fund from the recognition of deferred arrangement fees.

At August 31, 2001, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

  Accrued Investment         Accrued            Accrued Distribution
   Management Fees      Administrative Fees       and Service Fees        Total
   ---------------      -------------------       ----------------        -----
     $  168,765               $21,212                 $111,058          $301,035

At August 31, 2001, Lion Connecticut Holdings, Inc. owned 90.0% of the outstanding shares of the Fund.

NOTE 9 -- REPURCHASE OFFERS

The Fund has adopted a policy of making repurchase offers on a quarterly basis. The Fund also intends to make monthly repurchase offers (subject to permission by the Securities and Exchange Commission). The repurchase offers will be between 5% and 25% of the total number of shares outstanding on the repurchase request deadline date. Repurchase offers are made for each class's shares outstanding at the net asset value of the shares as of the repurchase pricing date. Currently offers are made during the months of February, May, August and November. During the six months ended August 31, 2001, the Fund offered to repurchase the following percentage of shares outstanding of each class:

                                     Class A     Class B     Class C     Class Q
                                     -------     -------     -------     -------
Percentage of shares outstanding
 repurchased                           1.3%        2.3%       21.3%       0.0%

NOTE 10 -- CUSTODIAL AGREEMENT

State Street Bank, Kansas City ("SSBKC") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSBKC may be reduced by earnings credits based on the cash balances held by SSBKC for the Fund.

There were no earning credits for the six months ended August 31, 2001.

NOTE 11 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 10% of its total assets, measured at the time of investment, in subordinated loans and up to 10% of its total assets, measured at the time of investment, in unsecured loans. As of August 31, 2001, the Fund held 7.3% of its total assets in subordinated loans and unsecured loans.

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2001
--------------------------------------------------------------------------------

NOTE 12 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                  Class A Shares       Class B Shares
                                                 ----------------     ----------------
                                                 April 2, 2001(1)     April 2, 2001(1)
                                                        to                   to
                                                    August 31,           August 31,
                                                       2001                 2001
                                                    -----------         -----------
Number of Shares
Shares sold                                              74,873             591,158
Shares issued as reinvestments of dividends                 733               3,816
Shares redeemed                                            (750)            (12,007)
                                                    -----------         -----------
Net increase in shares outstanding                       74,856             582,967
                                                    ===========         ===========
Dollar Amount
Shares sold                                         $ 1,127,285         $ 8,891,238
Shares issued as reinvestments of dividends              11,028              57,444
Shares redeemed                                         (11,300)           (180,824)
                                                    -----------         -----------
Net increase                                        $ 1,127,013         $ 8,767,858
                                                    ===========         ===========


                                                       Class C Shares            Class Q Shares
                                                      ----------------  ------------------------------------
                                                      April 2, 2001(1)    Six Months     December 15,2000(2)
                                                             to             Ended                to
                                                         August 31,       August 31,        February 28,
                                                            2001             2001               2001
                                                       -------------    -------------       -------------
Number of Shares
Shares sold                                                1,108,536       10,953,202           9,242,684
Shares issued as reinvestments of dividends                    9,001          516,855                  --
Shares adjustment resulting from reverse stock-split              --       (6,696,383)(3)              --
Shares redeemed                                             (210,374)          (3,356)                 --
                                                       -------------    -------------       -------------
Net increase in shares outstanding                           907,163        4,770,318           9,242,684
                                                       =============    =============       =============
Dollar Amount ($)
Shares sold                                            $  16,678,667    $ 110,858,031       $  93,000,000
Shares issued as reinvestments of dividends                  135,513        7,282,833                  --
Shares redeemed                                           (3,170,339)         (50,480)                 --
                                                       -------------    -------------       -------------
Net increase                                           $  13,643,841    $ 118,090,384       $  93,000,000
                                                       =============    =============       =============

(1)  Classes A, B and C commenced offering of shares on April 2, 2001.
(2)  Class Q commenced operations on December 15, 2000.
(3) On March 30, 2001, the Management of the Fund effectuated a reverse stock split of 0.6656 of a share for one share to achieve a net asset value of $15.00 per share.

NOTE 13 -- SUBSEQUENT EVENTS

Subsequent to August 31, 2001, the Fund declared the following dividends:


Per Share Amount     Type     Declaration Date     Record Date     Payable Date
----------------     ----     ----------------     -----------     ------------
  $0.002555(A)       NII           Daily             Daily           10/01/01
  $0.002349(B)       NII           Daily             Daily           10/01/01
  $0.002450(A)       NII           Daily             Daily           11/01/01
  $0.002246(B)       NII           Daily             Daily           11/01/01

NII -- Net Investment Income

(A)  For Class A and Q shares.

(B)  For Class B and C shares.

Investment Manager
ING Pilgrim Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

Administrator
ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

Institutional Investors and Analysts
Call Pilgrim Senior Income Fund
1-800-336-3436

Distributor
ING Pilgrim Securities, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

Transfer Agent
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

Custodian
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

Independent Auditors
KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

Written Requests
Please mail all account inquiries and other comments to:
Pilgrim Senior Income Fund
c/o ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling ING Pilgrim Securities, Inc., Distributor, at 1-800-334-3444. Please read the prospectus carefully before you invest or send money.


[ING PILGRIM LOGO]                                      PSIFSEMIANN083101-102601